TAXATION - Schedule of Effective Income Tax Rate Reconciliation (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
TAXATION
Loss before income tax	¥ (1,370,437)	$ (204,601)	¥ (596,052)	¥ (2,154,307)	$ (302,846)	¥ (1,097,784)
Income tax computed at the PRC statutory tax rate of 25%	(342,609)	(51,150)	(149,013)
Effect of tax holiday and preferential tax rates	69,208	10,332	(9,558)
Effect of different tax rates in different jurisdictions	4,874	728	(7,862)
Other non-taxable income	(12,417)	(1,854)	(14,936)
Non-deductible expenses	5,376	804	4,106
Share based compensation costs	51,663	7,713	49,801
Research and development super deduction	(72,497)	(10,824)	(68,815)
Withholding tax and others	4,898	731	5,234
Change in valuation allowance	309,602	46,222	203,296
True-up adjustments in respect of prior year's annual tax filing	11,700	1,747	(3,474)
Expiration of tax loss forward	60,271	8,998
Tax rate change on deferred items	(95,222)	(14,216)	(2,024)
Income tax expense	¥ (5,153)	$ (769)	¥ 6,755	¥ 12,424	$ 1,747	¥ 11,759